Government Grants	12 Months Ended
Dec. 31, 2022
Government Grants [Abstract]
GOVERNMENT GRANTS

15. GOVERNMENT GRANTS

The Company receives government grants related to its research and development activities. The amount of government grants received during the years ended December 31, 2022, 2021 and 2020 and recognized as research grant revenue were as follows:

	Years ended December 31,
	2022	2021	2020
Research and Development Projects
Rapid detection of antibody-based pathogens	$42,055	$102,780	$91,461
Multi-marker test for the early detection of pancreatic cancer	108,999	196,217	100,591
Microarray based on nucleic acid detection for respiratory pathogens	-	-	5,995
Genetically based rapid detection of respiratory tract infections	-	-	26,087
	$151,054	$298,997	$224,134

As of December 31, 2022 and 2021, the grants for rapid detection of antibody-based pathogens and a multi-marker test for the early detection of pancreatic cancer had remaining grant balances of approximately $81,706 and $168,161, respectively.